Other disclosures - Remaining maturity periods (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and balances with the Central Bank	$ 71,053	$ 65,207
Financial assets at fair value through profit or loss	504,354	268,127
Other financial assets at fair value through profit or loss	70,356	79,927
Financial assets at fair value through other comprehensive income	356,089	236,980
Financial assets at amortized cost	763,256	747,823
Fair value of hedging derivative assets	8,306	9,256
Total financial assets	1,773,414	1,407,320
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	301,476	153,600
Other financial liabilities designated at fair value through profit or loss	211,514	273,725
Financial liabilities at amortized cost	1,111,955	864,266
Hedging derivatives	19,078	7,523
Total financial liabilities	1,644,023	1,299,114
Difference (assets less liabilities)	129,391	108,206
On demand
ASSETS
Cash and balances with the Central Bank	24,791	25,793
Fair value of hedging derivative assets	300
Total financial assets	38,751	40,884
LIABILITIES AND EQUITY
Hedging derivatives	4
Total financial liabilities	536,492	453,345
Difference (assets less liabilities)	(497,741)	(412,461)
1 month
ASSETS
Cash and balances with the Central Bank	22,284	11,320
Fair value of hedging derivative assets	1	1,906
Total financial assets	298,025	244,549
LIABILITIES AND EQUITY
Hedging derivatives		1
Total financial liabilities	546,507	439,952
Difference (assets less liabilities)	(248,482)	(195,403)
3 months
ASSETS
Fair value of hedging derivative assets		192
Total financial assets	108,398	89,817
LIABILITIES AND EQUITY
Hedging derivatives		8
Total financial liabilities	50,841	64,357
Difference (assets less liabilities)	57,557	25,460
3 to 12 months
ASSETS
Fair value of hedging derivative assets	160	304
Total financial assets	287,438	184,299
LIABILITIES AND EQUITY
Hedging derivatives	131	897
Total financial liabilities	113,126	111,335
Difference (assets less liabilities)	174,312	72,964
1 to 3 years
ASSETS
Fair value of hedging derivative assets	5,391	5,658
Total financial assets	409,848	318,438
LIABILITIES AND EQUITY
Hedging derivatives	2,029	488
Total financial liabilities	99,378	73,009
Difference (assets less liabilities)	310,470	245,429
3 to 5 years
ASSETS
Fair value of hedging derivative assets	2,454	758
Total financial assets	211,882	188,633
LIABILITIES AND EQUITY
Hedging derivatives	3,925	1,885
Total financial liabilities	102,491	41,277
Difference (assets less liabilities)	109,391	147,356
More than five years
ASSETS
Cash and balances with the Central Bank	23,978	28,094
Fair value of hedging derivative assets		438
Total financial assets	419,072	340,700
LIABILITIES AND EQUITY
Hedging derivatives	12,989	4,244
Total financial liabilities	195,188	115,839
Difference (assets less liabilities)	223,884	224,861
Loans and advances - Credit institutions
ASSETS
Other financial assets at fair value through profit or loss	59,512	54,138
Financial assets at amortized cost	64,371	36,895
Total financial assets	123,883	91,033
Loans and advances - Credit institutions | 1 month
ASSETS
Other financial assets at fair value through profit or loss	59,512	54,138
Financial assets at amortized cost	64,371	36,895
Loans and advances - Customers
ASSETS
Other financial assets at fair value through profit or loss	10,844	25,789
Financial assets at fair value through other comprehensive income		2,875
Financial assets at amortized cost	687,432	699,671
Total financial assets	698,276	728,335
Loans and advances - Customers | On demand
ASSETS
Financial assets at amortized cost	11,475	8,930
Loans and advances - Customers | 1 month
ASSETS
Other financial assets at fair value through profit or loss	10,844	25,789
Financial assets at fair value through other comprehensive income		71
Financial assets at amortized cost	40,220	72,144
Loans and advances - Customers | 3 months
ASSETS
Financial assets at fair value through other comprehensive income		71
Financial assets at amortized cost	73,035	67,861
Loans and advances - Customers | 3 to 12 months
ASSETS
Financial assets at fair value through other comprehensive income		713
Financial assets at amortized cost	135,294	127,842
Loans and advances - Customers | 1 to 3 years
ASSETS
Financial assets at fair value through other comprehensive income		571
Financial assets at amortized cost	191,615	196,079
Loans and advances - Customers | 3 to 5 years
ASSETS
Financial assets at fair value through other comprehensive income		1,449
Financial assets at amortized cost	82,995	81,576
Loans and advances - Customers | More than five years
ASSETS
Financial assets at amortized cost	152,798	145,239
Debt instruments.
ASSETS
Financial assets at fair value through profit or loss	206,272	110,613
Financial assets at fair value through other comprehensive income	355,321	233,463
Financial assets at amortized cost	11,453	11,257
Total financial assets	573,046	355,333
Debt instruments. | 1 month
ASSETS
Financial assets at fair value through profit or loss	15,109	6,917
Financial assets at fair value through other comprehensive income	81,142	31,817
Debt instruments. | 3 months
ASSETS
Financial assets at fair value through profit or loss	20,263	18,473
Financial assets at fair value through other comprehensive income	3,833
Debt instruments. | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	106,579	40,045
Financial assets at fair value through other comprehensive income	24,881	4,713
Debt instruments. | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	42,477	26,379
Financial assets at fair value through other comprehensive income	105,799	59,836
Financial assets at amortized cost	1,699	1,607
Debt instruments. | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	15,254	15,864
Financial assets at fair value through other comprehensive income	42,950	54,636
Financial assets at amortized cost	7,785
Debt instruments. | More than five years
ASSETS
Financial assets at fair value through profit or loss	6,590	2,935
Financial assets at fair value through other comprehensive income	96,716	82,461
Financial assets at amortized cost	1,969	9,650
Equity instruments.
ASSETS
Financial assets at fair value through profit or loss	1,911	5,767
Financial assets at fair value through other comprehensive income	768	642	$ 535	$ 795
Total financial assets	2,679	6,409
Equity instruments. | On demand
ASSETS
Financial assets at fair value through profit or loss	1,911	5,767
Equity instruments. | More than five years
ASSETS
Financial assets at fair value through other comprehensive income	768	642
Trading derivative assets
ASSETS
Financial assets at fair value through profit or loss	296,171	151,747
Trading derivative assets | On demand
ASSETS
Financial assets at fair value through profit or loss	274	394
Trading derivative assets | 1 month
ASSETS
Financial assets at fair value through profit or loss	4,542	3,552
Trading derivative assets | 3 months
ASSETS
Financial assets at fair value through profit or loss	11,267	3,220
Trading derivative assets | 3 to 12 months
ASSETS
Financial assets at fair value through profit or loss	20,524	10,682
Trading derivative assets | 1 to 3 years
ASSETS
Financial assets at fair value through profit or loss	62,867	28,308
Trading derivative assets | 3 to 5 years
ASSETS
Financial assets at fair value through profit or loss	60,444	34,350
Trading derivative assets | More than five years
ASSETS
Financial assets at fair value through profit or loss	136,253	71,241
Trading derivative liabilities
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	286,111	144,481
Trading derivative liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	422	395
Trading derivative liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	3,447	3,183
Trading derivative liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	11,006	3,457
Trading derivative liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	17,891	11,185
Trading derivative liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	58,959	25,521
Trading derivative liabilities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	60,541	36,303
Trading derivative liabilities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	133,845	64,437
Short positions
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	15,365	9,119
Short positions | 1 month
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss	15,365	8,280
Short positions | 3 months
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss		47
Short positions | More than five years
LIABILITIES AND EQUITY
Financial liabilities at fair value through profit or loss		792
Deposits - Central banks
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	24,937	111,574
Financial liabilities at amortized cost	126,329
Deposits - Central banks | 1 month
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	24,937	111,574
Financial liabilities at amortized cost	126,299
Deposits - Central banks | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	30
Deposits - Credit institutions
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	54,922	29,689
Financial liabilities at amortized cost	61,174	72,969
Deposits - Credit institutions | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	28,061	28,338
Deposits - Credit institutions | 1 month
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	54,922	29,689
Financial liabilities at amortized cost	11,670	22,934
Deposits - Credit institutions | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,099	8,580
Deposits - Credit institutions | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	10,751	1,134
Deposits - Credit institutions | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	6,163	10,374
Deposits - Credit institutions | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	38	57
Deposits - Credit institutions | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,392	1,552
Customer deposits
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	130,292	129,216
Financial liabilities at amortized cost	742,201	630,055
Total financial liabilities	872,493	759,271
Customer deposits | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	499,711	424,563
Customer deposits | 1 month
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	130,292	128,634
Financial liabilities at amortized cost	156,765	106,523
Customer deposits | 3 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss		582
Financial liabilities at amortized cost	28,302	36,512
Customer deposits | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	49,235	54,805
Customer deposits | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	4,027	3,858
Customer deposits | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	3,231	3,032
Customer deposits | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	930	762
Customer deposits, Excludes repurchase agreements
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	733,877	630,055
Customer deposits - Repurchase agreements
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	130,292	129,216
Financial liabilities at amortized cost	8,324
Marketable debt securities
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	1,363	3,246
Financial liabilities at amortized cost	130,754	111,211
Total financial liabilities	132,117	114,457
Marketable debt securities | 1 month
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	163
Financial liabilities at amortized cost	20,358	19,412
Marketable debt securities | 3 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	524	263
Financial liabilities at amortized cost	6,774	13,464
Marketable debt securities | 3 to 12 months
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	621	2,119
Financial liabilities at amortized cost	31,535	36,430
Marketable debt securities | 1 to 3 years
LIABILITIES AND EQUITY
Other financial liabilities designated at fair value through profit or loss	55	864
Financial liabilities at amortized cost	27,135	31,755
Marketable debt securities | 3 to 5 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	34,756
Marketable debt securities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	10,196	10,150
Subordinated liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	36,182	34,267
Subordinated liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost		365
Subordinated liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	346
Subordinated liabilities | More than five years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	35,836	33,902
Other financial liabilities
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	15,315	15,764
Other financial liabilities | On demand
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	8,294	49
Other financial liabilities | 1 month
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	2,289	9,722
Other financial liabilities | 3 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	1,136	1,079
Other financial liabilities | 3 to 12 months
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	2,616	4,765
Other financial liabilities | 1 to 3 years
LIABILITIES AND EQUITY
Financial liabilities at amortized cost	$ 980	$ 149